THE
N
C
ORTH
AROLINA
CAPITAL MANAGEMENT TRUST







CASH PORTFOLIO
TERM PORTFOLIO
SEMIANNUAL REPORT
DECEMBER 31, 1997
NC-SANN-0298
48258
CONTENTS



THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST:

CASH PORTFOLIO:

 PERFORMANCE                                   3     HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                     5     THE MANAGER'S REVIEW OF THE FUND'S PERFORMANCE, STRATEGY,
                                                     AND OUTLOOK.

 INVESTMENTS                                   6     A COMPLETE LIST OF THE FUND'S INVESTMENTS.

 FINANCIAL STATEMENTS                          9     STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS, AND CHANGES IN
                                                     NET ASSETS, AS WELL AS FINANCIAL HIGHLIGHTS.

TERM PORTFOLIO:

 PERFORMANCE                                   13    HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                     16    THE MANAGER'S REVIEW OF THE FUND'S PERFORMANCE, STRATEGY,
                                                     AND OUTLOOK.

 INVESTMENTS                                   17    A COMPLETE LIST OF THE FUND'S INVESTMENTS WITH THEIR
                                                     MARKET VALUES.

 FINANCIAL STATEMENTS                          18    STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS, AND CHANGES IN
                                                     NET ASSETS, AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                                          22    NOTES TO THE FINANCIAL STATEMENTS.





THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS
REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY
INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND
ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION NOR STERLING CAPITAL DISTRIBUTORS, INC. IS A BANK.
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: CASH PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain expenses, the past 10 years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997           PAST 6    PAST 1   PAST 5   PAST 10
                                          MONTHS    YEAR     YEARS    YEARS

NCCMT - CASH PORTFOLIO                    2.72%     5.38%    25.48%   74.65%

ALL TAXABLE MONEY MARKET FUNDS AVERAGE    2.55%     5.10%    23.95%   70.27%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 880 money market funds.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997                 PAST 1   PAST 5   PAST 10
                                                YEAR     YEARS    YEARS

NCCMT - CASH PORTFOLIO                          5.38%    4.64%    5.73%

ALL TAXABLE MONEY MARKET FUNDS AVERAGE          5.10%    4.39%    5.46%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      12/29/97   9/30/97   7/1/97   4/1/97   12/31/96



                       5.48%      5.31%     5.35%    5.09%    5.13%
CASH PORTFOLIO



ALL TAXABLE MONEY      5.12%      5.04%     5.04%    4.96%    4.90%
MARKET FUNDS AVERAGE



                       12/31/97   10/1/97   7/2/97   4/2/97   12/30/96



                       2.60%      2.65%     2.65%    2.63%    2.64%
MMDA


Row: 1, Col: 1, Value: 5.48
Row: 1, Col: 2, Value: 5.119999999999999
Row: 1, Col: 3, Value: 2.6
Row: 2, Col: 1, Value: 5.31
Row: 2, Col: 2, Value: 5.04
Row: 2, Col: 3, Value: 2.65
Row: 3, Col: 1, Value: 5.35
Row: 3, Col: 2, Value: 5.04
Row: 3, Col: 3, Value: 2.65
Row: 4, Col: 1, Value: 5.09
Row: 4, Col: 2, Value: 4.96
Row: 4, Col: 3, Value: 2.63
Row: 5, Col: 1, Value: 5.13
Row: 5, Col: 2, Value: 4.9
Row: 5, Col: 3, Value: 2.64
6% -
5% -
4% -
3% -
2% -
1% -
0%
Cash Portfolio
All Taxable Money
Market Funds Average
MMDA
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the average bank money market deposit account (MMDA). Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS
WILL VARY, AND REFLECT PAST RESULTS RATHER THAN
PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S.
government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.
(checkmark)
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: CASH PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO
SHAREHOLDERS: TIM
HUYCK BECAME
PORTFOLIO MANAGER
OF THE NORTH
CAROLINA CAPITAL
MANAGEMENT TRUST:
CASH PORTFOLIO ON
NOVEMBER 10,
1997
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX MONTHS,
TIM?
A. It was an interesting environment, despite the fact that the target for the federal funds rate - the rate banks charge each other for overnight loans - remained unchanged. The Federal Reserve Board last changed that rate in March to 5.50% from 5.25%. The lack of any Fed activity did not, however, prevent large swings in investor sentiment in the second half of the year. During late spring and early summer, short-term rates fell as inflation remained subdued and the consensus view was that the economy would slow. Rates turned abruptly higher in August as economic reports showed continued strength and the Fed expressed concern that this higher growth would spark inflation. However, in late October, as word of the financial problems facing many Asian countries began to spread, expectations of a possible rate hike again began to fade.
Q. WHAT HAPPENED AT THE END OF THE PERIOD?
A. We saw a few conflicting signals. While most of the market paused to assess the potential effects of the financial problems in Asia, we saw short-term rates rise slightly at the end of the year. Year-end typically is a time when supply in the markets becomes thin as broker-dealer balance sheets are constrained, resulting in upward pressure on short-term rates. These pressures were magnified this year by concerns over the stability of Asian financial markets and banking systems.
Q. WHAT WAS YOUR STRATEGY AS THIS UNFOLDED?
A. The fund's average maturity remained in the neutral 40- to 50-day range throughout most of the second half of the year. When rates rise
- as they did in November and December - I tend to buy longer-maturity securities that are offering increasingly attractive yields. As a result, the fund's average maturity lengthened seven days from the end of October through the end of December, ending the year at 49 days.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on December 31, 1997, was 5.48%, compared to 5.35% six months ago. Through December 31, 1997, the fund's six-month total return was 2.72%, compared to 2.55% for the all taxable money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. I think monetary policy will remain steady, at least until the Fed determines what effect the Asian turmoil will have on U.S. economic activity and inflation. During 1997, the Fed displayed a willingness to stand pat in the face of a growing economy and a tight labor market as long as inflation was benign. I believe the Fed will show the same restraint now, choosing to stay on the sidelines until the impact from the downturn in Asia can begin to be measured, particularly since the economy continues to show few signs of slowing. In fact, growth rates in interest-rate-sensitive sectors of the economy, such as housing, should accelerate in response to continued reduction of long-term borrowing costs. That said, if the situation in Asia worsens and demand for U.S. exports slows dramatically as a result, it is conceivable that the Fed would lower rates in order to avoid a pronounced and sudden slowdown in domestic economic activity.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks to obtain high current income consistent with the preservation of capital and liquidity, and to maintain a constant net asset value per share of $1.00
START DATE: September 2, 1982
SIZE: as of December 31, 1997, more than $2.3 billion
MANAGER: Tim Huyck, since November 1997;
joined Fidelity in 1990
(checkmark)
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: CASH PORTFOLIO

INVESTMENTS DECEMBER 31, 1997 (UNAUDITED)
Showing Percentage of Total Value of Investments in Securities


COMMERCIAL PAPER (A) - 93.4%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
AC Acquisition Holding Co.
1/27/98 5.70% $ 5,000,000 $ 4,979,669
2/17/98 5.77  20,000,000  19,851,688
A.H. Robins Company, Inc.
1/29/98 5.70  25,000,000  24,890,722
American General Finance Corp.
1/13/98 5.63  35,000,000  34,935,250
2/9/98 5.76  35,000,000  34,784,254
Asset Securitization Coop. Corp.
1/21/98 5.70  7,000,000  6,978,144
1/28/98 6.04  10,000,000  9,955,000
2/9/98 5.86  20,000,000  19,851,688
2/17/98 5.82  15,000,000  14,887,200
2/23/98 5.78  25,000,000  24,790,576
2/24/98 5.84  30,000,000  29,740,349
Associates Corp. of North America
1/5/98 5.58  20,000,000  19,987,777
1/27/98 5.65  20,000,000  19,919,544
2/9/98 5.77  29,000,000  28,821,239
2/10/98 5.77  10,000,000  9,936,777
2/11/98 5.77  25,000,000  24,837,993
2/12/98 5.77  5,000,000  4,966,808
3/19/98 5.83  7,000,000  6,913,909
AVCO Financial Services
2/2/98 5.65  25,000,000  24,876,888
2/4/98 5.69  10,000,000  9,947,016
2/17/98 5.77  13,000,000  12,903,598
3/30/98 5.83  20,000,000  19,719,377
Bank of New York Company, Inc.
3/30/98 5.84  10,000,000  9,859,444
Bear Stearns Co., Inc.
1/14/98 5.69  20,000,000  19,959,411
1/21/98 5.72  4,000,000  3,987,644
1/27/98 5.69  20,000,000  19,918,822
2/23/98 5.80  10,000,000  9,915,788
2/23/98 5.81  20,000,000  19,831,577
3/23/98 5.84  30,000,000  29,611,875
3/25/98 5.84  5,000,000  4,933,715
Beneficial Corp.
1/28/98 5.68  20,000,000  19,916,000
2/2/98 5.86  10,000,000  9,948,444
2/3/98 5.71  30,000,000  29,845,175
2/9/98 5.78  20,000,000  19,876,500
3/18/98 5.83  15,000,000  14,817,916
3/23/98 5.83  10,000,000  9,870,625

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
CIESCO, L.P.
1/26/98 5.67% $ 35,000,000 $ 34,863,888
2/5/98 5.80  10,000,000  9,944,097
2/20/98 5.89  10,000,000  9,919,027
CIT Group Holdings, Inc.
2/10/98 5.77  50,000,000  49,683,889
6/25/98 5.82  30,000,000  29,176,041
Citibank Credit Card Master Trust I (Dakota Certificate Program)
1/22/98 5.69  25,000,000  24,918,041
1/26/98 5.70  20,000,000  19,921,805
1/26/98 5.81  3,128,000  3,115,509
1/27/98 5.81  5,000,000  4,979,236
2/5/98 5.85  5,000,000  4,971,805
2/10/98 5.86  15,000,000  14,903,333
2/24/98 5.87  5,000,000  4,956,500
Commercial Credit Co.
1/7/98 5.59  15,000,000  14,986,225
2/10/98 5.77  30,000,000  29,810,333
du Pont (E.I.) de Nemours & Co.
1/29/98 5.60  10,000,000  9,957,222
3/17/98 5.68  15,000,000  14,827,187
3/23/98 5.64  25,000,000  24,690,625
5/6/98 5.68  15,000,000  14,712,500
Enterprise Funding Corp.
1/15/98 5.83  6,703,000  6,687,959
1/20/98 5.98  3,487,000  3,476,049
1/22/98 5.80  3,002,000  2,991,931
1/26/98 5.88  20,000,000  19,919,028
1/28/98 5.73  5,000,000  4,978,812
1/28/98 5.81  5,000,000  4,978,437
1/30/98 5.81  10,000,000  9,953,680
2/2/98 5.85  15,000,000  14,922,755
2/4/98 5.87  15,000,000  14,917,550
2/5/98 5.86  5,000,000  4,974,222
2/10/98 5.86  16,505,000  16,388,634
Ford Motor Credit Corp.
1/6/98 5.60  5,000,000  4,996,166
1/8/98 5.65  35,000,000  34,962,025
1/20/98 5.64  30,000,000  29,911,808
1/28/98 5.67  25,000,000  24,895,000
2/3/98 5.66  15,000,000  14,924,375
General Electric Capital Corp.
1/12/98 5.61  5,000,000  4,991,566
1/27/98 5.64  5,000,000  4,979,958
2/6/98 5.77  20,000,000  19,886,200
COMMERCIAL PAPER (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
General Electric Capital Corp. - continued
2/10/98 5.72% $ 20,000,000 $ 19,875,111
2/11/98 5.77  20,000,000  19,870,394
3/10/98 5.71  10,000,000  9,895,166
3/16/98 5.70  10,000,000  9,886,122
3/25/98 5.71  15,000,000  14,808,062
4/1/98 5.68  20,000,000  19,724,000
General Electric Capital Services Inc.
3/18/98 5.68  10,000,000  9,883,255
3/27/98 5.82  10,000,000  9,865,180
4/27/98 5.73  20,000,000  19,641,044
General Electric Co.
3/24/98 5.68  15,000,000  14,810,716
3/27/98 5.80  10,000,000  9,865,416
Goldman Sachs Group L.P. (The)
1/26/98 6.10  20,000,000  19,919,027
H.J. Heinz Co.
2/17/98 5.83  10,000,000  9,924,538
Household Finance Corp.
2/10/98 5.78  10,000,000  9,936,667
2/11/98 5.78  50,000,000  49,675,416
3/2/98 5.80  40,000,000  39,618,666
J.C. Penney Funding Corp.
1/12/98 5.66  20,000,000  19,965,777
Kitty Hawk Funding Corp.
2/17/98 5.86  5,000,000  4,962,139
3/2/98 5.83  10,000,000  9,904,166
Merrill Lynch & Co., Inc.
1/14/98 5.71  3,000,000  2,993,987
2/4/98 5.82  25,000,000  24,863,764
2/10/98 5.78  10,000,000  9,936,666
3/17/98 5.83  19,500,000  19,266,967
Monsanto Co.
2/25/98 5.84  15,000,000  14,867,541
3/9/98 5.63  9,200,000  9,105,828
3/20/98 5.70  10,000,000  9,879,967
4/6/98 5.66  5,400,000  5,321,625
Morgan Stanley, Dean Witter, Discover & Co.
1/15/98 5.63  20,000,000  19,956,833
1/22/98 5.65  15,000,000  14,951,262
1/29/98 5.68  10,000,000  9,956,367
2/19/98 5.78  25,000,000  24,806,041
3/3/98 5.80  30,000,000  29,709,233
3/9/98 5.81  15,000,000  14,840,316

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Morgan (J.P.) & Co.
4/17/98 5.81% $ 20,000,000 $ 19,664,333
6/19/98 5.80  75,000,000  73,024,249
New Center Asset Trust
2/10/98 5.80  10,000,000  9,936,444
2/17/98 5.78  22,000,000  21,836,283
3/19/98 5.83  15,000,000  14,815,520
PHH Corp.
1/30/98 5.70  25,000,000  24,886,819
2/17/98 5.78  5,000,000  4,962,792
2/26/98 5.83  5,000,000  4,955,278
3/16/98 5.83  10,000,000  9,881,805
3/25/98 5.82  20,000,000  19,735,783
Preferred Receivables Funding Corp.
1/20/98 5.83  5,000,000  4,984,773
1/21/98 5.99  5,000,000  4,983,472
1/27/98 5.82  13,000,000  12,946,014
2/3/98 5.85  8,000,000  7,957,466
2/12/98 5.86  11,425,000  11,347,690
2/20/98 5.98  7,000,000  6,942,444
2/25/98 5.91  5,225,000  5,178,301
Southern Co. Group
2/17/98 5.76  38,000,000  37,718,209
2/17/98 5.78  2,550,000  2,531,023
2/24/98 5.82  10,000,000  9,913,900
3/6/98 5.81  20,000,000  19,796,340
3/9/98 5.80  19,000,000  18,797,734
Three Rivers Funding Corp.
1/12/98 5.95  15,000,000  14,972,866
1/15/98 5.94  11,317,000  11,291,033
1/15/98 6.03  5,000,000  4,988,333
Transamerica Financial Corp.
1/26/98 5.77  15,000,000  14,940,625
1/26/98 5.78  14,000,000  13,944,388
1/28/98 5.77  15,000,000  14,935,875
1/28/98 5.78  15,000,000  14,935,650
Triple A One Funding Corp.
1/13/98 5.94  13,000,000  12,974,433
2/5/98 5.85  10,000,000  9,943,611
2/6/98 5.92  4,000,000  3,976,520
TOTAL COMMERCIAL PAPER   2,191,029,085
FEDERAL AGENCIES - 2.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FANNIE MAE - DISCOUNT NOTES - 2.7%
1/16/98 5.54% $ 19,285,000 $ 19,283,896
3/10/98 5.72  25,000,000  24,753,666
4/15/98 6.06  20,000,000  19,993,446
TOTAL FEDERAL AGENCIES   64,031,008
REPURCHASE AGREEMENTS - 3.9%
   MATURITY
   AMOUNT
In a joint trading account
dated 12/31/97 due 1/2/98:
  (U.S. Treasury Obligation)
   At 6.59%   $ 92,407,823  92,374,000
TOTAL INVESTMENTS - 100%  $ 2,347,434,093
Total Cost for Income Tax Purposes  $ 2,347,434,093
LEGEND
1. Cash Portfolio only purchases commercial paper with the highest possible rating from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.
INCOME TAX INFORMATION
At June 30, 1997, the fund had a capital loss carryforward of approximately $58,500 of which $53,000 and $5,500 will expire on June 30, 2002 and 2004, respectively.
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: CASH PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1997 (UNAUDITED)

2.ASSETS                                                                                   3.            4.

5.INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $92,374,000) -    6.            $ 2,347,434,093
SEE ACCOMPANYING SCHEDULE

7.CASH                                                                                     8.             18,897


9.INTEREST RECEIVABLE                                                                      10.            770,877

11. 12.TOTAL ASSETS                                                                        13.            2,348,223,867

14.LIABILITIES                                                                             15.           16.

17.DISTRIBUTIONS PAYABLE                                                                   $ 1,767,461   18.

19.ACCRUED MANAGEMENT FEE                                                                   697,238      20.

21.DEFERRED TRUSTEES' COMPENSATION                                                          320,047

22. 23.TOTAL LIABILITIES                                                                   24.            2,784,746

25.26.NET ASSETS                                                                           27.           $ 2,345,439,121

28.NET ASSETS CONSIST OF:                                                                  29.           30.

31.PAID IN CAPITAL                                                                         32.           $ 2,345,497,491

33.ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                     34.            (58,370)

35.36.NET ASSETS, FOR 2,345,471,527 SHARES OUTSTANDING                                     37.           $ 2,345,439,121

38.39.NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                       40.            $1.00
($2,345,439,121 (DIVIDED BY) 2,345,471,527 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

41.42.INTEREST INCOME                                         43.           $ 62,883,308

44.EXPENSES                                                   45.           46.

47.MANAGEMENT FEE                                             $ 3,859,112   48.

49.NON-INTERESTED TRUSTEES' COMPENSATION                       32,657       50.

51. TOTAL EXPENSES BEFORE REDUCTIONS                           3,891,769    52.

53. EXPENSE REDUCTIONS                                         (5,690)       3,886,079

54.55.NET INTEREST INCOME                                     56.            58,997,229

57.58.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 59.            153

60.61.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    62.           $ 58,997,382


STATEMENT OF CHANGES IN NET ASSETS


                                                                                      SIX MONTHS ENDED     YEAR ENDED

                                                                                      DECEMBER 31, 1997    JUNE 30,

                                                                                      (UNAUDITED)          1997


63.INCREASE (DECREASE) IN NET ASSETS


64.OPERATIONS                                                                         $ 58,997,229         $ 106,084,220

NET INTEREST INCOME


65. NET REALIZED GAIN (LOSS)                                                           153                  5,054


66. 67.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 58,997,382           106,089,274


68.DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME                              (58,997,229)         (106,084,220)


69.SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE                            3,603,464,122        6,770,047,301

PROCEEDS FROM SALES OF SHARES


70. REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                             50,583,528           93,293,085


71. COST OF SHARES REDEEMED                                                            (3,292,533,366)      (6,619,741,151)


72.73.                                                                                 361,514,284          243,599,235

NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS


74.  75.TOTAL INCREASE (DECREASE) IN NET ASSETS                                        361,514,437          243,604,289


76.NET ASSETS                                                                         77.                  78.


79. BEGINNING OF PERIOD                                                                1,983,924,684        1,740,320,395


80. END OF PERIOD                                                                     $ 2,345,439,121      $ 1,983,924,684



FINANCIAL HIGHLIGHTS
81.   SIX MONTHS ENDED    YEARS ENDED JUNE 30,
      DECEMBER 31, 1997

82.   (UNAUDITED)         1997                   1996   1995   1994   1993


83.SELECTED PER-SHARE DATA

84.NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

85.INCOME FROM INVESTMENT OPERATIONS                      .027       .051      .053      .052      .031      .030
NET INTEREST INCOME

86.LESS DISTRIBUTIONS

87. FROM NET INTEREST INCOME                              (.027)     (.051)    (.053)    (.052)    (.031)    (.030)

88.NET ASSET VALUE, END OF PERIOD                        $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

89.TOTAL RETURN B                                         2.72%      5.25%     5.43%     5.28%     3.10%     3.04%

90.RATIOS AND SUPPLEMENTAL DATA

91.NET ASSETS, END OF PERIOD (IN MILLIONS)               $ 2,345    $ 1,984   $ 1,740   $ 1,589   $ 1,221   $ 1,303

92.RATIO OF EXPENSES TO AVERAGE NET ASSETS                .35% A     .35%      .36%      .39%      .39%      .39%

93.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.35% A    5.13%     5.27%     5.22%     3.05%     3.00%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: TERM PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain expenses, the past 10 years total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1997             PAST 6   PAST 1   PAST 5   PAST 10
                                            MONTHS   YEAR     YEARS    YEARS

NCCMT - TERM PORTFOLIO                      2.88%    5.78%    27.41%   81.97%

SB 1-YEAR U.S. TREASURY BENCHMARK           3.03%    6.11%    29.14%   87.25%

SHORT U.S. GOVERNMENT BOND FUNDS AVERAGE    3.22%    5.82%    27.79%   89.68%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers 1-Year U.S. Treasury Benchmark - a broad measure of the performance of short-term treasury bills. To measure how the fund's performance stacked up against its peers, you can compare it to the short U.S. government bond funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 73 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

NCCMT - TERM PORTFOLIO                      5.78%    4.96%    6.17%

SB 1-YEAR U.S. TREASURY BENCHMARK           6.11%    5.25%    6.47%

SHORT U.S. GOVERNMENT BOND FUNDS AVERAGE    5.82%    5.02%    6.58%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971231 19980120 145503 S00000000000001
             NCCMT-Term Portfolio        SB 1-Year Treas Benchmark
             00620                       SB010
  1987/12/31      10000.00                    10000.00
  1988/01/31      10098.07                    10099.00
  1988/02/29      10160.03                    10157.57
  1988/03/31      10194.07                    10198.20
  1988/04/30      10237.11                    10226.76
  1988/05/31      10261.60                    10250.28
  1988/06/30      10336.29                    10326.13
  1988/07/31      10374.76                    10367.44
  1988/08/31      10424.99                    10398.54
  1988/09/30      10506.29                    10478.61
  1988/10/31      10589.68                    10556.15
  1988/11/30      10607.49                    10571.98
  1988/12/31      10672.53                    10610.04
  1989/01/31      10749.15                    10694.92
  1989/02/28      10800.58                    10738.77
  1989/03/31      10860.51                    10804.28
  1989/04/30      10975.02                    10925.29
  1989/05/31      11081.00                    11044.37
  1989/06/30      11208.40                    11186.85
  1989/07/31      11325.61                    11305.43
  1989/08/31      11349.67                    11318.99
  1989/09/30      11419.26                    11385.77
  1989/10/31      11538.20                    11520.13
  1989/11/30      11619.24                    11613.44
  1989/12/31      11690.12                    11678.48
  1990/01/31      11737.34                    11718.18
  1990/02/28      11800.15                    11788.49
  1990/03/31      11869.25                    11848.61
  1990/04/30      11923.32                    11909.04
  1990/05/31      12041.79                    12028.13
  1990/06/30      12121.49                    12129.17
  1990/07/31      12241.79                    12244.39
  1990/08/31      12299.79                    12314.19
  1990/09/30      12380.29                    12399.16
  1990/10/31      12488.94                    12511.99
  1990/11/30      12594.40                    12594.57
  1990/12/31      12716.21                    12720.51
  1991/01/31      12812.75                    12826.09
  1991/02/28      12901.34                    12899.20
  1991/03/31      12967.06                    12992.08
  1991/04/30      13067.87                    13086.92
  1991/05/31      13130.72                    13145.81
  1991/06/30      13192.00                    13199.71
  1991/07/31      13268.73                    13286.82
  1991/08/31      13384.68                    13406.41
  1991/09/30      13469.92                    13500.25
  1991/10/31      13555.45                    13604.20
  1991/11/30      13652.41                    13710.32
  1991/12/31      13791.76                    13832.34
  1992/01/31      13826.37                    13868.30
  1992/02/29      13868.35                    13905.75
  1992/03/31      13873.37                    13936.34
  1992/04/30      13975.98                    14018.56
  1992/05/31      14047.34                    14087.25
  1992/06/30      14096.45                    14157.69
  1992/07/31      14138.73                    14261.04
  1992/08/31      14223.14                    14332.35
  1992/09/30      14306.57                    14425.51
  1992/10/31      14207.94                    14411.08
  1992/11/30      14165.29                    14419.73
  1992/12/31      14282.50                    14500.48
  1993/01/31      14429.47                    14577.33
  1993/02/28      14483.87                    14628.35
  1993/03/31      14522.85                    14673.70
  1993/04/30      14573.72                    14725.06
  1993/05/31      14580.16                    14725.06
  1993/06/30      14629.20                    14792.79
  1993/07/31      14671.53                    14832.73
  1993/08/31      14725.19                    14899.48
  1993/09/30      14761.88                    14942.69
  1993/10/31      14801.27                    14975.56
  1993/11/30      14824.71                    15002.52
  1993/12/31      14862.99                    15055.03
  1994/01/31      14916.43                    15116.75
  1994/02/28      14891.85                    15101.64
  1994/03/31      14901.89                    15101.64
  1994/04/30      14895.45                    15088.05
  1994/05/31      14935.79                    15118.22
  1994/06/30      14990.45                    15171.14
  1994/07/31      15060.93                    15266.71
  1994/08/31      15104.03                    15318.62
  1994/09/30      15152.00                    15343.13
  1994/10/31      15202.36                    15406.04
  1994/11/30      15209.09                    15396.79
  1994/12/31      15268.02                    15452.22
  1995/01/31      15406.72                    15608.29
  1995/02/28      15489.74                    15745.64
  1995/03/31      15583.24                    15838.54
  1995/04/30      15672.46                    15947.83
  1995/05/31      15782.06                    16089.76
  1995/06/30      15870.59                    16183.08
  1995/07/31      15929.13                    16262.38
  1995/08/31      16002.67                    16342.07
  1995/09/30      16073.58                    16413.97
  1995/10/31      16162.55                    16505.89
  1995/11/30      16265.82                    16604.92
  1995/12/31      16358.89                    16702.89
  1996/01/31      16448.89                    16809.79
  1996/02/29      16470.58                    16829.96
  1996/03/31      16497.87                    16883.82
  1996/04/30      16556.56                    16941.23
  1996/05/31      16614.16                    17010.68
  1996/06/30      16703.90                    17104.24
  1996/07/31      16765.71                    17169.24
  1996/08/31      16834.42                    17251.65
  1996/09/30      16956.19                    17367.24
  1996/10/31      17063.70                    17499.23
  1996/11/30      17150.51                    17588.47
  1996/12/31      17202.55                    17648.28
  1997/01/31      17274.95                    17736.52
  1997/02/28      17352.63                    17800.37
  1997/03/31      17374.37                    17848.43
  1997/04/30      17485.46                    17957.30
  1997/05/31      17585.79                    18070.44
  1997/06/30      17687.16                    18177.05
  1997/07/31      17793.50                    18307.93
  1997/08/31      17845.76                    18372.00
  1997/09/30      17958.95                    18471.21
  1997/10/31      18045.61                    18574.65
  1997/11/30      18096.17                    18637.81
  1997/12/31      18196.92                    18725.40
IMATRL PRASUN   SHR__CHT 19971231 19980120 145506 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in North Carolina Term Portfolio on December 31, 1987. As the chart shows, by December 31, 1997, the value of the investment would have grown to $18,197 - an 81.97% increase on the initial investment. For comparison, look at how the Salomon Brothers 1-Year U.S. Treasury Benchmark did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,725 - an 87.25% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE OPPOSITE
DIRECTION OF INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A FUND THAT INVESTS IN
BONDS WILL VARY. THAT MEANS IF YOU SELL YOUR
SHARES DURING A MARKET DOWNTURN, YOU MIGHT
LOSE MONEY. BUT IF YOU CAN RIDE OUT THE MARKET'S
UPS AND DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                              SIX MONTHS     YEARS ENDED JUNE 30,
                              ENDED
                              DECEMBER 31,

                              1997           1997                    1996     1995    1994     1993

DIVIDEND RETURN               3.61%          7.62%                   6.16%    5.26%   3.17%    3.48%

CAPITAL APPRECIATION RETURN   -0.73%         -1.73%                  -0.91%   0.61%   -0.70%   0.30%

TOTAL RETURN                  2.88%          5.89%                   5.25%    5.87%   2.47%    3.78%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any. DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1997    PAST 1        PAST 6         PAST 1
                                   MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                4.33(CENTS)   34.37(CENTS)   71.37(CENTS)

ANNUALIZED DIVIDEND RATE           5.32%         7.10%          7.40%

30-DAY ANNUALIZED YIELD            5.43%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.58 over the past one month, $9.60 over the past six months and $9.65 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: TERM PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW



AN INTERVIEW WITH
CURT HOLLINGSWORTH,
PORTFOLIO MANAGER OF
THE NORTH CAROLINA
CAPITAL MANAGEMENT
TRUST: TERM PORTFOLIO
Q. HOW DID THE FUND PERFORM, CURT?
A. For the six-month period that ended December 31, 1997, the fund had a total return of 2.88%, compared to the 3.22% return of the short U.S. government bond funds average for the same period, according to Lipper Analytical Services. The Salomon Brothers 1-Year U.S. Treasury Benchmark, which most closely resembles the securities held in the fund, returned 3.03% over the same six-month period. For the 12-month period that ended December 31, 1997, the fund had a total return of 5.78%, while the short U.S. government bond funds average returned 5.82%. For the same one-year period, the Salomon Brothers 1-Year U.S. Treasury Benchmark had a return of 6.11%.
Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE PAST SIX
MONTHS?
A. Increasingly positive, although the consensus was somewhat negative when the period began. In July, investors worried that the economy was in danger of overheating, setting off fears that inflation would rise and ultimately force the Federal Reserve Board to raise short-term interest rates. Unemployment had hit a quarter-century low of 4.6% and the economy - as measured by the gross domestic product (GDP) - was growing at a fairly quick 4% annual pace. Those factors sent yields on one-year Treasury notes higher - and their prices lower - through late summer and early fall. After that, however, sentiment turned decidedly more positive and provided the underpinnings for a bond market rally that lasted throughout the remainder of the period.
Q. WHY WAS THERE RENEWED OPTIMISM FOR BONDS?
A. There were several factors for the shift in sentiment. Not only did the U.S. economy show signs of slowing, but low unemployment failed to translate into higher wages - often a major ingredient in rising inflation. Troubles abroad provided an added boost for the U.S. Treasury market. Investors seeking shelter from the spreading storm of currency and economic problems in Southeast Asia fled to the Treasury market, pushing yields lower and prices higher. While long- and intermediate-term bonds benefited most from those developments, one-year Treasury note prices also rose as their yields fell.
Q. HOW DID YOU STRUCTURE THE PORTFOLIO DURING THE PERIOD?
A. Throughout the past six months, I kept the fund almost exclusively invested in Treasury securities. I did that because I didn't feel that agency securities - which are the other types of securities in which the fund can invest - offered attractive yields. I selected Treasury issues with maturities close to a one-year bill so that the fund's holdings closely replicated the characteristics of that security.
Q. WHAT'S YOUR OUTLOOK?
A. The yield on the one-year Treasury bill closed the year just a hair below the federal funds rate - which is the rate banks charge each other for overnight loans. That suggests that investors believe the Fed will cut short-term interest rates. If the Fed does "ease" by taking rates lower, bonds could continue their rally. If not, the bond market probably would react negatively by forcing yields higher and prices lower. If the Fed neither raises nor lowers interest rates, the market would likely remain relatively stable.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks to obtain high current income as is consistent with the preservation of capital
START DATE: March 19, 1987
SIZE: as of December 31, 1997, more than $70 million
MANAGER: Curtis Hollingsworth, since 1995;
manager, various Fidelity taxable bond funds;
joined Fidelity in 1983
(checkmark)
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: TERM PORTFOLIO

INVESTMENTS DECEMBER 31, 1997 (UNAUDITED)
Showing Percentage of Total Value of Investments in Securities


U.S. TREASURY OBLIGATIONS - 99.9%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
NOTES, YIELDS AT DATE OF PURCHASE
5.50%, 11/15/98 $ 70,300,000 $ 70,223,373
(Cost $70,146,457)


CASH EQUIVALENTS - 0.1%
 MATURITY
 AMOUNT
In a joint trading account
dated 12/31/97 due 1/2/98
(U.S. Treasury Obligation)
 At 6.40%  $ 76,027  76,000
TOTAL INVESTMENTS - 100%
(Cost $70,222,457)  $ 70,299,373
INCOME TAX INFORMATION
At December 31, 1997 the aggregate cost of investment securities for income tax purposes was $70,222,457. Net unrealized appreciation aggregated $76,916, all of which related to appreciated investment securities.
At June 30, 1997 the fund had a capital loss carryforward of approximately $694,300 of which $244,200 and $450,100 will expire on June 30, 2003, and 2004, respectively.
The fund intends to elect to defer to its fiscal year ending June 30, 1998 approximately $1,001,200 of losses recognized during the period November 1, 1996 to June 30, 1997.
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: TERM PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 DECEMBER 31, 1997 (UNAUDITED)

94.ASSETS                                                                                       95.         96.

97.INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $76,000) (COST
$70,222,457) -                                                                                  98.         $ 70,299,373
SEE ACCOMPANYING SCHEDULE

99.CASH                                                                                          100.         600


101.INTEREST RECEIVABLE                                                                         102.         491,323

103. 104.TOTAL ASSETS                                                                            105.         70,791,296

106.LIABILITIES                                                                                  107.        108.

109.DISTRIBUTIONS PAYABLE                                                                       $ 121,739   110.

111.ACCRUED MANAGEMENT FEE                                                                      21,499     112.

113.DEFERRED TRUSTEES' COMPENSATION                                                             12,785     114.

115. 116.TOTAL LIABILITIES                                                                      117.         156,023

118.119.NET ASSETS                                                                              120.        $ 70,635,273

121.NET ASSETS CONSIST OF:                                                                      122.        123.

124.PAID IN CAPITAL                                                                             125.        $ 73,042,297

126.UNDISTRIBUTED NET INVESTMENT INCOME                                                         127.         4,457

128.ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                           129.         (2,488,397)

130.NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                   131.         76,916

132.133.NET ASSETS, FOR 7,370,181 SHARES OUTSTANDING                                            134.        $ 70,635,273

135.136.NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($70,635,273
(DIVIDED BY) 7,370,181                                                                          137.         $9.58
SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

138.INVESTMENT INCOME                                                                140.        $ 2,572,056
139.INTEREST

141.EXPENSES                                                                         142.        143.

144.MANAGEMENT FEE                                                                   $ 124,806   145.

146.NON-INTERESTED TRUSTEES' COMPENSATION                                             563        147.

148. TOTAL EXPENSES BEFORE REDUCTIONS                                                 125,369    149.

150. EXPENSE REDUCTIONS                                                               (294)       125,075

151.152.NET INVESTMENT INCOME                                                        153.         2,446,981

154.REALIZED AND UNREALIZED GAIN (LOSS)                                              156.         (791,143)
155.NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

157.CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENT SECURITIES    158.         363,735

159.160.NET GAIN (LOSS)                                                              161.         (427,408)

162.163.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              164.        $ 2,019,573


STATEMENT OF CHANGES IN NET ASSETS



                                                                                        SIX MONTHS ENDED    YEAR ENDED
                                                                                        DECEMBER 31, 1997   JUNE 30,
                                                                                        (UNAUDITED)         1997

165.INCREASE (DECREASE) IN NET ASSETS

166.OPERATIONS                                                                          $ 2,446,981         $ 4,979,596
NET INVESTMENT INCOME

167. NET REALIZED GAIN (LOSS)                                                            (791,143)           (1,179,282)

168. CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                 363,735             (16,766)

169.                                                                                      2,019,573           3,783,548
170.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

171.DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                              (2,455,490)         (4,981,644)

172.SHARE TRANSACTIONS                                                                    3,417,672           11,213,091
NET PROCEEDS FROM SALES OF SHARES

173. REINVESTMENT OF DISTRIBUTIONS                                                        1,649,574           3,349,754

174. COST OF SHARES REDEEMED                                                              (2,723,089)         (8,992,521)

175.176.                                                                                  2,344,157           5,570,324
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS

177.                                                                                      1,908,240           4,372,228
178.TOTAL INCREASE (DECREASE) IN NET ASSETS

179.NET ASSETS                                                                           180.                181.

182. BEGINNING OF PERIOD                                                                 68,727,033          64,354,805

183.                                                                                     $ 70,635,273        $ 68,727,033
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $4,457 AND $12,966,
RESPECTIVELY)

184.OTHER INFORMATION                                                                    186.                187.
185.SHARES

188. SOLD                                                                                 356,142             1,151,372

189. ISSUED IN REINVESTMENT OF DISTRIBUTIONS                                              171,843             344,271

190. REDEEMED                                                                             (282,999)           (925,196)

191. NET INCREASE (DECREASE)                                                              244,986             570,447


FINANCIAL HIGHLIGHTS
192.   SIX MONTHS ENDED    YEARS ENDED JUNE 30,
       DECEMBER 31, 1997

193.   (UNAUDITED)         1997                   1996   1995   1994   1993


194.SELECTED PER-SHARE DATA

195.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.650    $ 9.820   $ 9.910   $ 9.850   $ 9.940   $ 9.910

196.INCOME FROM INVESTMENT OPERATIONS                        .345 C     .729 C    .601      .505      .288      .337
NET INVESTMENT INCOME

197. NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.071)     (.170)    (.093)    .059      (.046)    .031

198. TOTAL FROM INVESTMENT OPERATIONS                        .274       .559      .508      .564      .242      .368

199.LESS DISTRIBUTIONS

200. FROM NET INVESTMENT INCOME                              (.344)     (.729)    (.598)    (.504)    (.312)    (.338)

201. IN EXCESS OF NET REALIZED GAIN                          -          -         -         -         (.020)    -

202. TOTAL DISTRIBUTIONS                                     (.344)     (.729)    (.598)    (.504)    (.332)    (.338)

203.NET ASSET VALUE, END OF PERIOD                          $ 9.580    $ 9.650   $ 9.820   $ 9.910   $ 9.850   $ 9.940

204.TOTAL RETURN B                                           2.88%      5.89%     5.25%     5.87%     2.47%     3.78%

205.RATIOS AND SUPPLEMENTAL DATA

206.NET ASSETS, END OF PERIOD (IN MILLIONS)                 $ 71       $ 69      $ 64      $ 70      $ 66      $ 80

207.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .36% A     .37%      .38%      .41%      .41%      .41%

208.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     7.05% A    7.48%     6.06%     5.12%     3.14%     3.41%

209.PORTFOLIO TURNOVER RATE                                  357% A     232%      89%       519%      494%      612%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Cash Portfolio and Term Portfolio (the funds) are funds of The North Carolina Capital Management Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the trust are offered exclusively to local governments and public authorities of the State of North Carolina. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION.
CASH PORTFOLIO. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
TERM PORTFOLIO. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME.
CASH PORTFOLIO. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
TERM PORTFOLIO. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
CASH PORTFOLIO. Dividends are declared daily and paid monthly from net interest income.
TERM PORTFOLIO. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for capital loss carryforwards and losses deferred due to excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
TERM PORTFOLIO. Purchases and sales of securities, other than short-term securities, aggregated $119,564,838 and $116,742,761, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR pays most expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by each fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees. FMR receives a fee that is based upon a graduated series of rates ranging from .330% to .365% of each fund's average net assets. For the period, the management fees paid to FMR were equivalent to an annualized rate of .35% and .36% for the Cash and Term Portfolios, respectively. Effective January 1, 1998, FMR receives a fee that is based upon a graduated series of rates ranging from .290% to .350% of each fund's average net assets.
SUB-ADVISER FEE. As Cash Portfolio's investment sub-adviser, Fidelity Investments Money Management Inc. (formerly FMR Texas Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to Cash Portfolio's Distribution and Service Plan.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans (the Plans), and in accordance with Rule 12b-1 of the 1940 Act, FMR pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee that is based on a graduated series of rates ranging from .15% to .16% of each fund's average net assets. For the period, FMR paid FDC $1,746,124 and $55,070 on behalf of the Cash and Term Portfolios, respectively, all of which FDC paid to Sterling Capital Distributors, Inc., a wholly-owned subsidiary of Sterling Capital Management Company. Effective January 1, 1998, FMR pays FDC a distribution and service fee that is based on a graduated series of rates ranging from .14% to .15% of each fund's average net assets.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of each fund with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, Cash and Term Portfolios' expenses were reduced by $5,690 and $294, respectively, under these arrangements.
6. DEFERRED TRUSTEE COMPENSATION.
The non-interested Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.
TRUSTEES
William L. Byrnes
John David "J.D." Foust *
W. Olin Nisbet III
Helen A. Powers *
Bertram H. Witham *
OFFICERS
William L. Byrnes, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
W. Olin Nisbet III, VICE PRESIDENT
J. Calvin Rivers, Jr., VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Dwight D. Churchill, VICE PRESIDENT, TERM PORTFOLIO
Curtis Hollingsworth, VICE PRESIDENT, TERM PORTFOLIO
Boyce Greer, VICE PRESIDENT, CASH PORTFOLIO
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT, CASH PORTFOLIO
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER, CASH PORTFOLIO
David H. Potel, ASSISTANT SECRETARY
DISTRIBUTION AGENT
Sterling Capital Distributors, Inc.
Charlotte, NC
CUSTODIAN
First Union National Bank of North Carolina
Charlotte, NC
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER FOR CASH PORTFOLIO
Fidelity Investments Money Management, Inc.
Merrimack, NH
TRANSFER AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA